Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income (loss) from continuing operations									$ (403,034)	$ 56,836	$ 60,623
Loss from discontinued operations, net of income taxes									(1,983)	0	(3,268)
Net income (loss)	$ (332,629)	$ (66,754)	$ 5,508	$ (11,142)	$ (16,315)	$ (28,826)	$ 77,775	$ 24,202	$ (405,017)	$ 56,836	$ 57,355
Weighted average common shares outstanding (used to calculate basic EPS) (in shares)									46,059,000	45,541,000	45,003,000
Stock options and other stock awards (in shares)									0	745,000	847,000
Weighted average common shares outstanding (used to calculate diluted EPS) (in shares)									46,059,000	46,286,000	45,850,000
Continuing operations (in usd per share)	$ (7.14)	$ (1.45)	$ 0.12	$ (0.24)					$ (8.75)	$ 1.25	$ 1.34
Discontinued operations (in usd per share)	$ (0.04)	$ 0	$ 0	$ 0					$ (0.04)	$ 0.00	$ (0.07)
Earnings (loss) per common share - basic (in usd per share)	$ (7.18)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.36)	$ (0.63)	$ 1.71	$ 0.53	$ (8.79)	$ 1.25	$ 1.27
Continuing operations (in usd per share)	$ (7.14)	$ (1.45)	$ 0.12	$ (0.24)					$ (8.75)	$ 1.23	$ 1.32
Discontinued operations (in usd per share)	$ (0.04)	$ 0	$ 0	$ 0					$ (0.04)	$ 0.00	$ (0.07)
Earnings (loss) per common share - diluted (in usd per share)	$ (7.18)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.36)	$ (0.63)	$ 1.68	$ 0.52	$ (8.79)	$ 1.23	$ 1.25
Additional shares used to calculated diluted EPS, if income (in shares)									500,000
Conversion price on Convertible Senior Notes due 2016 (in usd per share)	$ 22.45				$ 22.45				$ 22.45	$ 22.45	$ 22.45
Antidilutive securities excluded from computation of earnings per share, amount (in shares)									1,900,000	1,500,000	1,500,000
4.25% Convertible Senior Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stated interest rate on Convertible Senior Notes due 2016	4.25%				4.25%				4.25%	4.25%	4.25%
Conversion price on Convertible Senior Notes due 2016 (in usd per share)		$ 22.45